Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule Of Accounts Receivable and Other Current Assets

($ millions)	2023	2022
Trade accounts receivable	890	930
Unbilled accounts receivable	727	887
Allowance for credit losses	(68)	(58)
	1,549	1,759
Income tax receivable	78	—
Other (1)	191	580
	1,818	2,339
(1)    Consists mainly of customer billings for non-core services, gas mitigation costs and collateral deposits for gas purchases, and the fair value of derivative instruments (Note 26)

Schedule of Allowance for Credit Losses
The allowance for credit losses changed as follows.

($ millions)	2023	2022
Balance, beginning of year	(58)	(53)
Credit loss expensed	(33)	(27)
Credit loss deferral	(13)	(6)
Write-offs, net of recoveries	35	30
Foreign exchange	1	(2)
Balance, end of year	(68)	(58)

See Note 26 for disclosure on the Corporation's credit risk.